Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties
As of December 31, 2020 and 2019, amounts balances and profit or loss related to transactions generated with related parties are as follows:

	Information as of December 31, 2020
	Main subsidiaries (1)
	Macro Bank Limited	Macro Securities SA	Macro Fondos SGFCISA	Argenpay SAU	Associates	Key management personnel (2)	Other related parties	Total
ASSETS

Cash and deposit in banks	674							674
Repo transaction		767,386						767,386
Other financial assets							148	148
Loans and other financing (3)
Documents							1,528	1,528
Overdraft						32,754	406,418	439,172
Credit Cards						45,318	11,003	56,321
Lease		1,034					5,223	6,257
Personal loans						11,651		11,651
Mortgage loans						84,173		84,173
Other loans		711,777					380,489	1,092,266
Guarantee granted							831,701	831,701

Total Assets	674	1,480,197				173,896	1,636,510	3,291,277

LIABILITIES

Deposits	7	671,420	130,614	56,976	43,339	620,654	3,777,234	5,300,244
Other financial liabilities		15,615				162	11,813,748	11,829,525
Other non-financial liabilities							11,423	11,423

Total Liabilities	7	687,035	130,614	56,976	43,339	620,816	15,602,405	17,141,192

INCOME / (LOSS)

Interest income		47,019				60,519	635,329	742,867
Interest expense		(627)			(8,864)	(893,465)	(737,515)	(1,640,471)
Commissions income		10,737	307		89	155	61,586	72,874
Commissions expense						(135)	(235)	(370)
Net income from measurement of financial instruments at fair value through profit or loss							17,861	17,861
Other operating income	4			1			23	28
Credit loss expense on financial assets		(6,886)						(6,886)
Administrative expense							(167,219)	(167,219)
Other operating expense							(76,761)	(76,761)

Income / (loss)	4	50,243	307	1	(8,775)	(832,926)	(266,931)	(1,058,077)

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close family members of the key management personnel.
(3)
The maximum financing amount for loans and other financing as of December 31, 2020 for Macro Securities SA, Key management personnel and other related parties amounted to 714,987, 997,346 and 4,673,348, respectively.

	Information as of December 31, 2019
	Main subsidiaries (1)
	Macro Bank Limited	Macro Securities SA	Macro Fondos SGFCISA	Argenpay SAU	Associates	Key management personnel (2)	Other related parties	Total
ASSETS

Cash and deposit in banks	653							653
Other financial assets		160,385					71	160,456
Loans and other financing (3)
Documents							749,363	749,363
Overdraft						905,896	1,447,407	2,353,303
Credit Cards						52,752	32,082	84,834
Lease		4,607					9,326	13,933
Mortgage loans						80,305		80,305
Other loans							455,560	455,560
Guarantee granted							777,992	777,992

Total Assets	653	164,992				1,038,953	3,471,801	4,676,399

LIABILIITES

Deposits	15	1,226,167	114,383	1,623	31,201	17,785,179	1,797,457	20,956,025
Other financial liabilities						124	793,437	793,561

Total Liabilities	15	1,226,167	114,383	1,623	31,201	17,785,303	2,590,894	21,749,586

INCOME / (LOSS)

Interest income		13,000				102,201	307,541	422,742
Interest expense					(4,865)	(1,194,235)	(339,661)	(1,538,761)
Commissions income		760	259		262	74	7,458	8,813
Net loss from measurement of financial instruments at fair value through profit or loss						(54,322)	(283,860)	(338,182)
Other operating income	5						43	48
Administrative expense							(53,669)	(53,669)
Other operating expense							(139,868)	(139,868)

Income / (loss)	5	13,760	259		(4,603)	(1,146,282)	(502,016)	(1,638,877)

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close family members of the key management personnel.
(3)
The maximum financing amount for loans and other financing as of December 31, 2019 for Macro Securities SA, Key management personnel and other related parties amounted to 7,063, 1,120,919 and 4,899,400, respectively.

	Information as of December 31, 2018
	Main subsidiaries (1)
	Macro Bank Limited	Macro Securities SA	Macro Fondos SGFCISA	Associates		Key management personnel (2)	Other related parties	Total
INCOME / LOSS
Interest income						6,186	164,245	170,432
Interest expense		(8,004)		(473,888)		(855,016)	(52,576)	(1,389,484)
Commissions income		997	246	287		50	14,306	15,886
Administrative expenses							(24,584)	(24,584)
Other operating expenses				(3,187,035	) (3)		(65,810)	(3,252,845)

(Loss) / Income		(7,007)	246	(3,660,636)		(848,780)	35,581	(4,480,595)

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close members family of the key management personnel.
(3)	These losses were mainly generated by debit and credit cards processing expenses billed by Prisma Medios de Pago SA.
Transactions generated by the Bank with its related parties for transactions arranged within the course of the usual and ordinary course of business were performed in normal market conditions, both as to interest rates and prices and as to the required guarantees.

Composition of Board of Directors and Key Management Personnel
Additionally, the composition of the Board of Directors and key management personnel of the Bank and its subsidiaries is as follows:

	12/31/2020	12/31/2019
Board of Directors	22	24
Senior managers of the key management personnel	11	10

	33	34